Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000070601 | Sony Group8658082
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070601 | Nintendo8658078
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070601 | ING Groep8658090
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070601 | KBC Group8657977
Holdings [Line Items]
Percent of Total Investments	2.80%
C000070601 | E.ON8657994
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070601 | Roche Holding8657991
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070601 | Knorr-Bremse8658001
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070601 | Mitsubishi Estate8658071
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070601 | Tokio Marine Holdings8658086
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070601 | Thales8658021
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070601 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070601 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070601 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070601 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070601 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070601 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070601 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070601 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070601 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000070601 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000070601 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000070601 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015898 | Sony Group8658082
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015898 | Nintendo8658078
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015898 | ING Groep8658090
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015898 | KBC Group8657977
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015898 | E.ON8657994
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015898 | Roche Holding8657991
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015898 | Knorr-Bremse8658001
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015898 | Mitsubishi Estate8658071
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015898 | Tokio Marine Holdings8658086
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015898 | Thales8658021
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015898 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015898 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015898 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015898 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015898 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015898 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000015898 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015896 | Uber Technologies8658055
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015896 | Elevance Health8658006
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015896 | Labcorp Holdings8658077
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015896 | Delta Air Lines8658002
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Airbus8658070
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Chubb8657990
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015896 | Amazon.com8657967
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015896 | Medtronic8658022
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015896 | JPMorgan Chase8658016
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Union Pacific8658059
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000015896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000015897 | Uber Technologies8658055
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015897 | Elevance Health8658006
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015897 | Labcorp Holdings8658077
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015897 | Delta Air Lines8658002
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Airbus8658070
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Chubb8657990
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015897 | Amazon.com8657967
Holdings [Line Items]
Percent of Total Investments	3.20%
C000015897 | Medtronic8658022
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015897 | JPMorgan Chase8658016
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Union Pacific8658059
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015897 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000015897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000070602 | Globus Medical8658134
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070602 | HealthStream8658147
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070602 | Monarch Casino & Resort8658184
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070602 | Texas Capital Bancshares8658216
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070602 | First American Financial8658124
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070602 | Axis Capital Holdings8658110
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070602 | Frontdoor8658131
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | RenaissanceRe Holdings8658209
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070602 | United Community Banks8658232
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070602 | Reinsurance Group of America8658206
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000070602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070602 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000070602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000070602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000070602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000070602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015899 | Globus Medical8658134
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015899 | HealthStream8658147
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015899 | Monarch Casino & Resort8658184
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015899 | Texas Capital Bancshares8658216
Holdings [Line Items]
Percent of Total Investments	3.10%
C000015899 | First American Financial8658124
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015899 | Axis Capital Holdings8658110
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015899 | Frontdoor8658131
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | RenaissanceRe Holdings8658209
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015899 | United Community Banks8658232
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015899 | Reinsurance Group of America8658206
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015899 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000015899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148331 | Fidelity National Financial8658262
Holdings [Line Items]
Percent of Total Investments	4.00%
C000148331 | BOK Financial8658237
Holdings [Line Items]
Percent of Total Investments	3.30%
C000148331 | Euronet Worldwide8658255
Holdings [Line Items]
Percent of Total Investments	3.10%
C000148331 | NNN REIT8658311
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Packaging Corp of America8658314
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | IPG Photonics8658281
Holdings [Line Items]
Percent of Total Investments	3.00%
C000148331 | Dolby Laboratories8658247
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Reinsurance Group of America8658323
Holdings [Line Items]
Percent of Total Investments	2.90%
C000148331 | Magnolia Oil & Gas8658298
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Amdocs8658226
Holdings [Line Items]
Percent of Total Investments	2.80%
C000148331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000148331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148331 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000148331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000148331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000148331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101540 | Fidelity National Financial8658262
Holdings [Line Items]
Percent of Total Investments	4.00%
C000101540 | BOK Financial8658237
Holdings [Line Items]
Percent of Total Investments	3.30%
C000101540 | Euronet Worldwide8658255
Holdings [Line Items]
Percent of Total Investments	3.10%
C000101540 | NNN REIT8658311
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Packaging Corp of America8658314
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | IPG Photonics8658281
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101540 | Dolby Laboratories8658247
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Reinsurance Group of America8658323
Holdings [Line Items]
Percent of Total Investments	2.90%
C000101540 | Magnolia Oil & Gas8658298
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Amdocs8658226
Holdings [Line Items]
Percent of Total Investments	2.80%
C000101540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101540 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000101540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101540 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000101540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000101540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000101540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%